CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Revenue
Sales	$ 63,639	$ 40,718	$ 14,702
Cost of Goods Sold
Cost of goods sold	29,750	45,615	29,883
Gross Profit / (Loss)	33,889	(4,897)	(15,181)
Expenses
Accounting and audit	74,087	95,921	52,823
Depreciation and amortization	1,488	619	0
Insurance	19,652	17,237	10,095
Advertising and promotions	209,034	185,459	276,560
Bank charges and exchange loss	(6,415)	15,382	850
Consulting	1,130,916	657,813	1,091,706
Interest expense	6,015	2,250	31,544
Investor relations	91,681	61,574	18,000
Legal and professional	136,210	37,939	45,928
Office and miscellaneous	118,863	97,077	166,692
Research and development	54,185	9,024	146,466
Taxes	(2,374)	3,983	3,578
Travel	61,401	44,034	101,183
MMJ expense		0	22,664
Inventory write-off	68,611	44,040	0
Total Operating Expeses	1,963,354	1,272,352	1,968,089
Loss for the year before other income	(1,929,465)	(1,277,249)	(1,983,270)
Income from discontinued operations		0	48,918
Net loss and comprehensive loss for the year	(1,929,465)	(1,277,249)	(1,934,352)
Net loss and comprehensive loss attributable to:
Common shareholders	(1,869,277)	(1,214,773)	(1,770,500)
Non-controlling interest	$ (60,188)	$ (62,476)	$ (163,852)
Basic and diluted loss per share	$ (0.03)	$ (0.03)	$ (0.04)
Basic and diluted earnings per share from discontinued operations		$ 0.00	$ 0.00
Weighted average number of common shares outstanding - Basic and diluted	58,765,806	43,840,378	39,700,841